Related Party Transactions (Details)						1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 04, 2020 USD ($)	Sep. 01, 2020 shares	Aug. 31, 2020 shares	Jul. 31, 2020 USD ($) shares	Jul. 16, 2020 USD ($)	Jul. 16, 2020 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 18, 2020 $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Related Party Transactions (Details) [Line Items]
Common stock, outstanding (in shares)								105,429	105,429		0
Threshold period after business combination in which specified trading days within any specified trading day period commences							150 days		150 days
Threshold trading days to not transfer, assign, or sell shares							30 days		30 days
Consecutive threshold trading days to not transfer, assign, or sell shares							20 days		20 days
CM Life Sciences, Inc.
Related Party Transactions (Details) [Line Items]
Founder Shares no longer subject to forfeiture				1,443,750
Issued and outstanding ordinary shares percentage				20.00%
Share price limitation on any share transactions by Sponsor (in dollars per share) | $ / shares										$ 12.00
Aggregate principal amount | $					$ 300,000	$ 300,000
Founder Shares | CM Life Sciences, Inc.
Related Party Transactions (Details) [Line Items]
Related party costs | $				$ 25,000
Sponsor | CM Life Sciences, Inc.
Related Party Transactions (Details) [Line Items]
Aggregate transfer of sponsor shares			75,000
Working Capital Loans | CM Life Sciences, Inc.
Related Party Transactions (Details) [Line Items]
Convertible Notes Payable | $							$ 1,500,000	$ 1,500,000	$ 1,500,000
Warrant exercise price (in dollars per share) | $ / shares							$ 1.50	$ 1.50	$ 1.50
Munib Islam | Sponsor | CM Life Sciences, Inc.
Related Party Transactions (Details) [Line Items]
Aggregate transfer of sponsor shares			25,000
Outstanding under Promissory note | $	$ 165,081
Emily Leproust | Sponsor | CM Life Sciences, Inc.
Related Party Transactions (Details) [Line Items]
Aggregate transfer of sponsor shares			25,000
Nat Turner | Sponsor | CM Life Sciences, Inc.
Related Party Transactions (Details) [Line Items]
Aggregate transfer of sponsor shares			25,000
Class B common stock
Related Party Transactions (Details) [Line Items]
Common stock, outstanding (in shares)							604,649	105,429	105,429		0	0
Class B common stock | CM Life Sciences, Inc.
Related Party Transactions (Details) [Line Items]
Shares issued (in shares)								11,068,750
Conversion ratio		1.1
Common stock, outstanding (in shares)							11,068,750	11,068,750	11,068,750
Class B common stock | Initial Shareholders | CM Life Sciences, Inc.
Related Party Transactions (Details) [Line Items]
Shares issued (in shares)				10,062,500
Founders Shares | CM Life Sciences, Inc.
Related Party Transactions (Details) [Line Items]
Common stock, outstanding (in shares)		11,068,750
Founders Shares | Sponsor | CM Life Sciences, Inc.
Related Party Transactions (Details) [Line Items]
Common stock, outstanding (in shares)		10,993,750